Interest expense and other finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest expense and other finance costs
Schedule of interest expense and other finance costs

	2021	2020
	$	$
Interest expense on loans	3,181	4,046
Interest cost on decommissioning liability	471	547
Other interest	294	—
Interest income	(301)	(300)
	3,645	4,293